OTHER PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
OTHER PAYABLE AND ACCRUED LIABILITIES
16. OTHER PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2018	2019
	RMB	RMB
Supplier deposits (1)	63,826	86,132
Merchants deposits (2)	—	80,643
Rental fee payables	5,383	438
IT related service fees	—	22,937
Accrued professional fees	8,229	8,179
Salaries and welfare payable	35,363	94,973
Taxes payable	74,807	40,498
Others	10,354	15,311

	197,962	349,111

(1)	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.
(2)
The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.